NOTE 7 - OBLIGATIONS UNDER CAPITAL LEASES (Detail) - Minimum Lease Payments on Capital Lease Obligations (USD $)	Dec. 31, 2013
$ 108,540
Less: imputed interest	(272)
$ 108,268